UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : March 31, 2001
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management LLC
Address: 3000 Sand Hill Road
	 Bldg 4-235
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	May 7, 2001



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 51

Form 13F Information Table Value Total : $165,033




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     2265    48000 SH       SOLE                    48000
Advent Software                COM              007974108    10338   233300 SH       SOLE                   233300
Affymetrix                     COM              00826T108     3479   125100 SH       SOLE                   125100
Agile Software Corp.           COM              00846x105     3714   337192 SH       SOLE                   337192
Amazon.com                     COM              023135106      590    57700 SH       SOLE                    57700
Aspect Communications          COM              04523Q102       98    22200 SH       SOLE                    22200
Aspen Technology               COM              045327103     4166   174500 SH       SOLE                   174500
BP Amoco PLC                   COM              055622104      945    19054 SH       SOLE                    19054
Berkshire Hathaway Class A     COM              084670108      982       15 SH       SOLE                       15
Berkshire Hathaway Class B     COM              084670207     1245      572 SH       SOLE                      572
Brocade Communications         COM              111621108     1335    63900 SH       SOLE                    63900
C-Cube Microsystems            COM              12501n108     6446   523500 SH       SOLE                   523500
CNET Networks Inc.             COM              12613R104     6164   551000 SH       SOLE                   551000
Concord EFS                    COM              206197105     8132   201100 SH       SOLE                   201100
Digital Generation             COM              253921100      529   457700 SH       SOLE                   457700
Electronic Arts                COM              285512109    17302   318936 SH       SOLE                   318936
General Electric               COM              369604103     2345    56016 SH       SOLE                    56016
General Mills                  COM              370334104      574    13336 SH       SOLE                    13336
Halliburton Co.                COM              406216101      368    10000 SH       SOLE                    10000
IBM                            COM              459200101     2271    23616 SH       SOLE                    23616
Inhale Therapeutic Systems     COM              457191104     3724   174200 SH       SOLE                   174200
Inktomi                        COM              457277101     3607   542350 SH       SOLE                   542350
Intel Corp.                    COM              458140100     2721   103392 SH       SOLE                   103392
JDS uniphase corp.             COM              46612J101     1051    57000 SH       SOLE                    57000
Johnson & Johnson              COM              478160104      705     8064 SH       SOLE                     8064
Juniper Networks               COM              48203r104     2803    73850 SH       SOLE                    73850
Linear Technology              COM              535678106    14405   350802 SH       SOLE                   350802
Maxim Intgrtd. Prod.           COM              57772K101     2749    66100 SH       SOLE                    66100
Millennium Pharm.              COM              599902103     5075   166600 SH       SOLE                   166600
Minnesota Mining               COM              604059105      208     2000 SH       SOLE                     2000
Molecular Devices              COM              60851C107     6079   133600 SH       SOLE                   133600
Netcentives, Inc.              COM              64108P101      771   771400 SH       SOLE                   771400
Nortel Networks                COM              656568102     2798   199111 SH       SOLE                   199111
ONI Systems Corp.              COM              68273F103     1950   100000 SH       SOLE                   100000
PMC-Sierra Inc                 COM              69344F106     1601    64700 SH       SOLE                    64700
Packeteer, Inc.                COM              695210104       30    10000 SH       SOLE                    10000
Pfizer, Inc.                   COM              717081103     2555    62400 SH       SOLE                    62400
ProBusiness                    COM              742674104     4412   201100 SH       SOLE                   201100
Rambus                         COM              750917106     4367   212000 SH       SOLE                   212000
Redback Networks               COM              757209101      433    33100 SH       SOLE                    33100
Rouse Co.                      COM              779273101      272    10500 SH       SOLE                    10500
Royal Dutch Petrol             COM              780257804      222     4000 SH       SOLE                     4000
Schering-Plough                COM              806605101     2309    63200 SH       SOLE                    63200
Schlumberger Ltd.              COM              806857108      461     8000 SH       SOLE                     8000
Siebel                         COM              826170102     6223   228800 SH       SOLE                   228800
Target CP                      COM              239753106     1459    40440 SH       SOLE                    40440
Transmeta                      COM              89376r109      266    13800 SH       SOLE                    13800
Vertex Pharm.                  COM              92532F100     5758   157220 SH       SOLE                   157220
Vignette Corp.                 COM              926734104     6218   965850 SH       SOLE                   965850
Vitesse Semiconductor          COM              928497106      914    38400 SH       SOLE                    38400
Yahoo                          COM              984332106     5601   355600 SH       SOLE                   355600